Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Valuation and Qualifying Accounts [Table Text Block]
	Balance at	Charged/	Charged to	Deductions		Balance
	beginning	(credited)	other	from		at end
	of period	to income	accounts	reserve		of period
Year-ended March 31, 2024:
Allowance for doubtful accounts	$34	$289	$-	$270	(a)	$53
Income tax valuation allowance	$5,007	$(123)	$-	$-		$4,884

Year-ended March 31, 2023:
Allowance for doubtful accounts	$54	$(20)	$-	$-	(a)	$34
Income tax valuation allowance	$3,931	$1,076	$-	$-		$5,007

Year-ended March 31, 2022:
Allowance for doubtful accounts	$339	$(291)	$-	$(6)	(a)	$54
Income tax valuation allowance	$4,674	$(743)	$-	$-		$3,931